PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
3.	PROPERTY AND EQUIPMENT
Property and equipment, net as of September 30, 2022 and December 31, 2021, consisted of the following (in thousands):

	September 30, 2022	December 31, 2021
Furniture and equipment	$3,880	$2,160
Leasehold Improvements	536	536

Property, plant, and equipment, gross	4,416	2,696
Less accumulated depreciation	(1,336)	(907)

Property and equipment, net	$3,080	$1,789

Depreciation
expense for property and equipment for the nine months ended September 30, 2022 and 2021 was $445 thousand and $348 thousand, respectively.

Nogin Inc [Member]
PROPERTY AND EQUIPMENT
3.	PROPERTY AND EQUIPMENT
Property and equipment, net as of December 31, 2021 and 2020, consisted of the following (in thousands):

	As of December 31,
	2021	2020
Furniture and equipment	$2,160	$1,862
Leasehold Improvements	536	520

Property, plant, and equipment—gross	2,696	2,382
Less accumulated depreciation	(907)	(726)

Property and equipment—net	$1,789	$1,656

Depreciati
on expense for property and equipment for the year ended December 31, 2021, 2020 and 2019 was $476 thousand, $324 thousand and $76 thousand, respectively.